Statement of Additional Information Supplement dated December 9, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Funds listed below:

Invesco Convertible Securities Fund

Invesco Quality Income Fund

This supplement amends the Statement of Additional Information of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

As of December 9, 2019, Class A, C and Y shares of Invesco Quality Income Fund are no longer included in the Statement of Additional Information.

AGS-MSVK-SOAI SUP 120919

Statement of Additional Information Supplement dated December 9, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Funds listed below:

Invesco Oppenheimer Portfolio Series: Active Allocation Fund

Invesco Oppenheimer Portfolio Series: Growth Investor Fund

Invesco Oppenheimer Portfolio Series: Conservative Investor Fund

Invesco Oppenheimer Portfolio Series: Moderate Investor Fund

This supplement amends the Statement of Additional Information of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

As of December 9, 2019, Class A, C, R and Y shares of Invesco Oppenheimer Portfolio Series: Moderate Investor Fund are no longer included in the Statement of Additional Information.

O-AGS-SOAI-0131-SUP 120919